SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES
10.	SHARE CAPITAL AND RESERVES

Authorized Share Capital

At December 31, 2023, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

Details of Common Shares Issued in 2024 and 2023

	Year ended		Year ended
	December 31, 2024		December 31, 2023
	Number of shares	Gross proceeds	Number of shares	Gross proceeds
ATM program	5,857,242	$27,522,494	3,552,224	$22,980,338
Total	5,857,242	$27,522,494	3,552,224	$22,980,338

In August 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to US$100,000,000. The sale of common shares is to be made through “at-the-market distributions” (“ATM”), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the TSX Venture Exchange and the NYSE American stock exchange.

During the year ended December 31, 2024, the Company sold 5,857,242 (2023 – 3,552,224) common shares of the Company under the ATM program at an average price of $4.70 (2023 – $6.47) for gross proceeds of $27,522,494 (2023 - $22,980,338) or net proceeds of $26,607,687 (2023 - $22,440,215), and paid an aggregate commission of $914,807 (2023 - $540,123). At December 31, 2024, the Company completed $51,798,893 of the ATM program. As at December 31, 2024, the ATM has expired.

10.	SHARE CAPITAL AND RESERVES (continued)

On November 1, 2024, the Company issued 69,583 common shares with a value of $215,707 pursuant to the acquisition of exploration and evaluation assets in accordance with the terms of certain property option agreements (Note 3 (i)).

On August 8, 2024, the Company issued 300,000 common shares with a value of $1,011,000 pursuant to the acquisition of certain royalty interests (Note 3(i)).

On July 9, 2024, the Company issued 5,263,157 common shares to LabGold with a value of $20,000,000 pursuant to the acquisition of the Kingsway Project (Note 3(i)).

On June 26, 2024, the Company issued 370,000 common shares with a value of $1,750,100 pursuant to a legal claim settlement agreement (Note 16).

During the year ended December 31, 2024, 1,725,000 stock options were exercised at a weighted average exercise price of $0.50 per share for gross proceeds of $862,500.

On November 6, 2023, the Company completed a bought-deal prospectus offering of 7,725,000 flow-through common shares at a price of $7.25 per common share for gross proceeds of $56,006,250. The Company paid share issuance costs of $2,977,254 in cash of which $2,357,908 was paid to the underwriters. The premium received on the flow-through shares issued was determined to be $15,295,500.

On November 2, 2023, the Company issued 39,762 common shares with a value of $203,979 pursuant to the acquisition of exploration and evaluation assets in accordance with the terms of certain property option agreements (Note 3(i)).

During the year ended December 31, 2023, 178,500 stock options were exercised at a weighted average exercise price of $0.74 per share for gross proceeds of $131,630.

Share Purchase Option Compensation Plan

As at December 31, 2024, the Company has a share purchase option plan (the “Option Plan”) approved by the Company’s shareholders that allows it to grant share purchase options, subject to regulatory and corporate approval, to its officers, directors, employees and service providers. The Option Plan is based on the maximum number of eligible shares not exceeding 10% in the aggregate and 5% with respect to any one optionee of the Company’s outstanding common shares in any twelve-month period. If outstanding share purchase options are exercised or expire, and/or the number of issued and outstanding common shares of the Company increases, then the share purchase options available to grant under the Option Plan increase proportionately. The exercise price and vesting terms of each share purchase option is set by the Board of Directors at the time of grant. Share purchase options granted may be subject to a four-month hold period and exercisable for a period determined by the Board of Directors which cannot exceed ten years.

10.	SHARE CAPITAL AND RESERVES (continued)

Share Unit Compensation Plan

Subsequent to December 31, 2024, the Company adopted a share unit plan (the “Share Unit Plan”). Under the Share Unit Plan, the Company may grant incentive awards (the “Awards”) consisting of restricted share units (“RSUs”), deferred share units (“DSUs”), and performance share units (“PSUs”), subject to regulatory and corporate approvals, to its officers, directors, employees and service providers (the “Participants”). The Share Unit Plan, in conjunction with the Option Plan, cannot exceed 10% of the issued and outstanding common shares of the Company. The terms of the Awards are set by the Board of Directors at the time of grant. The Share Unit Plan and any Awards granted thereunder are subject to shareholder approval at the Company’s next Annual General Meeting of Shareholders.

The continuity of share purchase options for the year ended December 31, 2024 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2023	Granted	Exercised	Expired	31, 2024	31, 2024
December 17, 2024	$0.50	1,725,000	—	(1,725,000)	—	—	—
April 18, 2025	$1.00	100,000	—	—	—	100,000	100,000
May 23, 2025	$1.075	75,000	—	—	—	75,000	75,000
August 11, 2025	$1.40	1,125,000	—	—	—	1,125,000	1,125,000
September 3, 2025	$2.07	50,000	—	—	—	50,000	50,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	5,305,000	—	—	—	5,305,000	5,305,000
April 29, 2026	$6.79	962,875	—	—	(71,375)	891,500	891,500
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	125,000
November 8, 2026	$8.04	47,500	—	—	(40,000)	7,500	7,500
January 4, 2027	$8.98	22,500	—	—	(7,500)	15,000	12,750
August 19, 2027	$5.75	340,000	—	—	—	340,000	283,000
September 8, 2027	$5.00	20,000	—	—	—	20,000	20,000
December 27, 2027	$5.68	2,156,250	—	—	(118,500)	2,037,750	1,963,500
February 20, 2029	$4.59	—	200,000	—	—	200,000	200,000
May 6, 2029	$4.78	—	40,000	—	—	40,000	10,000
		12,279,125	240,000	(1,725,000)	(237,375)	10,556,750	10,393,250
Weighted average exercise price $		3.97	4.62	0.50	6.52	4.50	4.48
Weighted average contractual remaining life (years)		2.25	—	—	—	1.50	1.48

10.	SHARE CAPITAL AND RESERVES (continued)

The continuity of share purchase options for the year ended December 31, 2023 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2022	Granted	Exercised	Expired	31, 2023	31, 2023
September 30, 2023	$0.40	150,000	—	(150,000)	—	—	—
December 17, 2024	$0.50	1,725,000	—	—	—	1,725,000	1,725,000
April 18, 2025	$1.00	100,000	—	—	—	100,000	100,000
May 23, 2025	$1.075	75,000	—	—	—	75,000	75,000
August 11, 2025	$1.40	1,125,000	—	—	—	1,125,000	1,125,000
September 3, 2025	$2.07	75,000	—	(25,000)	—	50,000	50,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	5,305,000	—	—	—	5,305,000	5,305,000
April 29, 2026	$6.79	1,258,625	—	—	(295,750)	962,875	940,000
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	87,500
November 26, 2026	$8.04	55,000	—	—	(7,500)	47,500	33,250
January 4, 2027	$8.98	24,375	—	—	(1,875)	22,500	12,375
August 19, 2027	$5.75	340,000	—	—	—	340,000	226,000
September 8, 2027	$5.00	20,000	—	—	—	20,000	20,000
December 27, 2027	$5.68	2,257,500	—	(3,500)	(97,750)	2,156,250	1,938,750
		12,860,500	—	(178,500)	(402,875)	12,279,125	11,862,875
Weighted average exercise price $		4.01	—	0.74	6.55	3.97	3.89
Weighted average contractual remaining life (years)		3.24	—	—	—	2.25	2.20

The table below summarizes the weighted average fair value of share purchase options granted and exercised:

	Year ended December 31,
	2024	2023
Weighted average:
Fair value of share purchase options granted	$3.06	—
Fair value of share purchase options exercised	$0.38	$0.58
Closing share price at the date of exercise	$2.47	$5.75

Options were priced based on the Black-Scholes option pricing model using the following weighted average assumptions to estimate the fair value of options granted:

	Year ended December 31,
	2024	2023
Risk-free interest rate	3.59%	—
Expected option life in years	5	—
Expected share price volatility(i)	80.23%	—
Grant date share price	$4.62	—
Expected forfeiture rate	Nil	—
Expected dividend yield	Nil	—
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.